SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS AT FAIR VALUE ON A RECURRING BASIS

	Total	Level 1	Level 2	Level 3
December 31, 2022:
Derivative liabilities	$1,233,679	$-	$-	$1,233,679

Total liabilities measured at fair value	$1,233,679	$-	$-	$1,233,679

December 31, 2021:
Derivative liabilities	$5,925,214	$-	$-	$5,925,214

Total liabilities measured at fair value	$5,925,214	$-	$-	$5,925,214

SCHEDULE OF ACTIVITY IN DERIVATIVE LIABILITIES ACCOUNT

During the nine months ended September 30, 2023, the Company had the following activity in its derivative liabilities account:

	Convertible Notes Payable	Stock Options	Total

Derivative liabilities as of December 31, 2022	$740,157	$493,522	$1,233,679

Addition to liabilities for new debt/shares issued	542,027	-	542,027
Elimination of liabilities in debt conversions	(30,758)	-	(30,758)
Change in fair value	(532,163)	(493,522)	(1,025,685)

Derivative liabilities as of September 30, 2023	$719,263	$-	$719,263

	Convertible Notes Payable	Series B Preferred Stock	Stock Options	Total

Derivative liabilities as of December 31, 2020	$3,368,619	$4,137,413	$3,776,059	$11,282,091
Addition to liability for new issuances	2,671,728	-	4,725,180	7,396,908
Elimination of liability on conversion to common shares	(3,774,269)	-	-	(3,774,269)
Change in fair value	(753,742)	(4,137,413)	(4,088,361)	(8,979,516)

Derivative liabilities as of December 31, 2021	1,512,336	-	4,412,878	5,925,214
Addition to liabilities for new issuances	135,012	-	545,462	680,474
Elimination of liabilities in debt conversions	(263,780)	-	-	(263,780)
Change in fair value	(643,411)	-	(4,464,818)	(5,108,229)

Derivative liabilities as of December 31, 2022	$740,157	$-	$493,522	$1,233,679

SCHEDULE OF BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING

Basic weighted average number of common shares outstanding is reconciled to diluted weighted average number of common shares outstanding as follows:

Nine Months Ended September 30, 2022

Basic weighted average number of shares	388,527,788
Dilutive effect of:
Series B preferred stock	949,400,000
Series E preferred stock	2,593,333,333
Convertible notes payable	168,674,946

Diluted weighted average number of shares	4,099,936,067

Basic weighted average number of common shares outstanding is reconciled to diluted weighted average number of common shares outstanding as follows:

	Years Ended December 31,
	2022	2021

Basic weighted average number of shares	433,143,911	195,725,543
Dilutive effect of:
Series B preferred stock	949,400,000	-
Series E preferred stock	2,706,666,667	-
Convertible notes payable	247,997,718	-

Diluted weighted average number of shares	4,337,208,296	195,725,543

SCHEDULE OF SIGNIFICANT ASSUMPTIONS USED IN VALUATION OF DERIVATIVE LIABILITY

The significant assumptions used in the valuation of the derivative liabilities as of and during the nine months ending September 30, 2023 are as follows:

Expected life	0.25 – 2.26 years
Risk free interest rates	5.03% - 5.55%
Expected volatility	214% - 248%

SCHEDULE OF FINANCIAL INSTRUMENTS AT FAIR VALUE ON A RECURRING BASIS

	Total	Level 1	Level 2	Level 3
December 31, 2022:
Derivative liabilities	$1,233,679	$-	$-	$1,233,679

Total liabilities measured at fair value	$1,233,679	$-	$-	$1,233,679

September 30, 2023:
Derivative liabilities	$719,263	$-	$-	$719,263

Total liabilities measured at fair value	$719,263	$-	$-	$719,263

SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE ON POTENTIAL DILUTIVE SECURITIES

For the three months ended September 30, 2022 and for the three and nine months ended September 30, 2023, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share; therefore, basic net loss per share is the same as diluted net loss per share. Potential dilutive securities were as follows:

	Three Months Ended September 30, 2022	Three and Nine Months Ended September 30, 2023

Series B preferred stock	949,400,000	949,400,000
Series E preferred stock	2,593,333,333	3,000,000,000
Convertible notes payable	168,674,946	812,585,658

Total	3,711,408,279	4,761,985,658